Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible Assets
(6)	Intangible Assets

During the year ended December 31, 2023 the Company determined the carrying value of the developed technology and trademarks/tradenames had been impaired due to the financial condition of the Company and recognized a non-cash impairment charge of $0.2 million, which fully impaired the intangible assets.

The consolidated intangible assets at December 31, 2022 consist of the following:

	December 31, 2022
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.0	$5,989	$(5,805)	$184
Trademarks/Tradenames	10.0	462	(386)	76
Total		$6,451	$(6,191)	$260

The gross amount and accumulated impairment loss of indefinite-lived intangible assets are as follows (in thousands):

	December 31,
	2023	2022
Indefinite-lived intangible assets
Gross amount	$—	$20,721
Accumulated impairment loss	—	(20,721)
Total Indefinite-lived intangible assets	$—	$—

Amortization expense for the years ended December 31, 2023 and 2022, was approximately $33 thousand and $1.8 million, respectively.

The Company had impaired all of its remaining intangible assets during 2023, therefore there is no future projection of amortization expense at December 31, 2023.